PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) as of April 30, 2024
Description	Shares	Value
Long-Term Investments 95.1%
Common Stocks
Automobile Components 1.0%
Dorman Products, Inc.*	972	$85,001
Banks 8.3%
Atlantic Union Bankshares Corp.	1,380	43,843
BankUnited, Inc.	1,720	45,976
Brookline Bancorp, Inc.	6,700	55,610
Eastern Bankshares, Inc.	4,253	53,418
Enterprise Financial Services Corp.	1,344	51,085
First Bancorp	1,412	42,939
First Interstate BancSystem, Inc. (Class A Stock)	1,134	30,278
Heritage Financial Corp.	1,939	34,398
Hilltop Holdings, Inc.	1,216	35,580
Pinnacle Financial Partners, Inc.	1,230	94,341
Western Alliance Bancorp	1,968	111,841
Wintrust Financial Corp.	811	78,375
WSFS Financial Corp.	1,262	53,925
		731,609
Biotechnology 5.4%
Apellis Pharmaceuticals, Inc.*	1,525	67,390
Arcutis Biotherapeutics, Inc.*	9,911	82,460
Cabaletta Bio, Inc.*	3,674	39,110
Celldex Therapeutics, Inc.*	670	25,071
Crinetics Pharmaceuticals, Inc.*	1,782	78,087
Krystal Biotech, Inc.*	464	71,048
Kyverna Therapeutics, Inc.*	630	9,538
Tourmaline Bio, Inc.	681	10,780
Twist Bioscience Corp.*	439	13,710
Vaxcyte, Inc.*	977	59,157
Veracyte, Inc.*	1,229	24,052
		480,403
Building Products 1.3%
Hayward Holdings, Inc.*	4,869	66,121
Zurn Elkay Water Solutions Corp.	1,721	53,833
		119,954
Capital Markets 3.3%
AssetMark Financial Holdings, Inc.*	1,704	57,612

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Bridge Investment Group Holdings, Inc. (Class A Stock)	4,586	$30,176
Brightsphere Investment Group, Inc.	1,740	38,697
Hamilton Lane, Inc. (Class A Stock)	550	61,446
Houlihan Lokey, Inc.	567	72,287
Marex Group PLC (United Kingdom)*	730	14,060
Moelis & Co. (Class A Stock)	334	16,393
		290,671
Chemicals 1.2%
Avient Corp.	2,614	110,886
Commercial Services & Supplies 3.7%
ACV Auctions, Inc. (Class A Stock)*	5,974	104,246
Casella Waste Systems, Inc. (Class A Stock)*	1,362	123,125
Vestis Corp.	1,423	26,212
VSE Corp.	906	70,731
		324,314
Construction & Engineering 1.9%
Concrete Pumping Holdings, Inc.*	5,933	39,454
Construction Partners, Inc. (Class A Stock)*	1,654	85,413
Great Lakes Dredge & Dock Corp.*	7,063	46,616
		171,483
Consumer Staples Distribution & Retail 0.9%
Chefs’ Warehouse, Inc. (The)*	2,483	82,138
Diversified Telecommunication Services 1.0%
Cogent Communications Holdings, Inc.	1,395	89,531
Electronic Equipment, Instruments & Components 0.3%
Littelfuse, Inc.	107	24,678
Energy Equipment & Services 3.5%
Cactus, Inc. (Class A Stock)	2,619	130,007
Expro Group Holdings NV*	3,085	57,875
Weatherford International PLC*	1,003	123,991
		311,873

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Financial Services 2.9%
AvidXchange Holdings, Inc.*	2,776	$32,368
Essent Group Ltd.	989	52,387
Flywire Corp.*	2,733	56,027
Shift4 Payments, Inc. (Class A Stock)*	2,008	116,183
		256,965
Food Products 3.2%
Adecoagro SA (Brazil)	7,229	78,435
Freshpet, Inc.*	1,233	130,784
Utz Brands, Inc.	4,404	79,404
		288,623
Gas Utilities 1.0%
Chesapeake Utilities Corp.	845	89,460
Health Care Equipment & Supplies 2.5%
CONMED Corp.	417	28,348
Inspire Medical Systems, Inc.*	352	85,064
Tandem Diabetes Care, Inc.*	2,890	106,034
		219,446
Health Care Providers & Services 3.5%
Acadia Healthcare Co., Inc.*	1,262	93,312
Guardant Health, Inc.*	1,507	27,126
LifeStance Health Group, Inc.*	6,067	37,494
NeoGenomics, Inc.*	3,460	48,163
Option Care Health, Inc.*	1,182	35,330
Progyny, Inc.*	2,258	72,392
		313,817
Health Care Technology 0.2%
Evolent Health, Inc. (Class A Stock)*	587	16,283
Hotel & Resort REITs 0.5%
Summit Hotel Properties, Inc.	6,875	41,319
Hotels, Restaurants & Leisure 2.8%
Bloomin’ Brands, Inc.	2,661	68,627

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Cava Group, Inc.*	793	$57,049
Golden Entertainment, Inc.	1,803	57,786
Shake Shack, Inc. (Class A Stock)*	658	69,649
		253,111
Household Durables 1.4%
Century Communities, Inc.	1,560	123,739
Industrial REITs 1.4%
Plymouth Industrial REIT, Inc.	5,799	121,083
Insurance 2.0%
Axis Capital Holdings Ltd.	1,863	114,258
James River Group Holdings Ltd.	1,711	15,211
Skyward Specialty Insurance Group, Inc.*	1,336	46,653
		176,122
IT Services 2.1%
ASGN, Inc.*	977	94,232
Fastly, Inc. (Class A Stock)*	1,738	21,986
Grid Dynamics Holdings, Inc.*	7,619	74,437
		190,655
Leisure Products 0.7%
Brunswick Corp.	761	61,367
Life Sciences Tools & Services 0.5%
Fortrea Holdings, Inc.*	1,194	43,688
Machinery 3.8%
Enerpac Tool Group Corp.	3,309	117,899
Enpro, Inc.	531	79,719
Gates Industrial Corp. PLC*	1,214	21,391
Trinity Industries, Inc.	4,585	119,302
		338,311
Marine Transportation 1.9%
Kirby Corp.*	1,530	166,969

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining 3.7%
Constellium SE*	7,199	$141,748
Eldorado Gold Corp. (Turkey)*	3,638	51,878
ERO Copper Corp. (Brazil)*	3,922	79,970
Materion Corp.	444	51,033
		324,629
Mortgage Real Estate Investment Trusts (REITs) 1.0%
Ladder Capital Corp.	8,344	89,531
Office REITs 0.4%
Cousins Properties, Inc.	1,768	40,558
Oil, Gas & Consumable Fuels 3.1%
Chord Energy Corp.	908	160,698
Kosmos Energy Ltd. (Ghana)*	14,595	82,753
Northern Oil & Gas, Inc.	705	28,757
		272,208
Personal Care Products 0.5%
elf Beauty, Inc.*	259	42,095
Pharmaceuticals 1.8%
Prestige Consumer Healthcare, Inc.*	1,278	91,709
Tarsus Pharmaceuticals, Inc.*	1,324	41,613
Verona Pharma PLC (United Kingdom), ADR*	1,557	24,056
		157,378
Professional Services 1.7%
Huron Consulting Group, Inc.*	682	63,590
Korn Ferry	1,123	68,189
UL Solutions, Inc. (Class A Stock)*	473	16,602
		148,381
Real Estate Management & Development 0.4%
Marcus & Millichap, Inc.	1,014	32,113

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Residential REITs 2.0%
Independence Realty Trust, Inc.	6,544	$103,199
UMH Properties, Inc.	4,442	70,717
		173,916
Retail REITs 1.0%
Retail Opportunity Investments Corp.	3,096	37,988
Urban Edge Properties	3,004	50,257
		88,245
Semiconductors & Semiconductor Equipment 5.4%
Credo Technology Group Holding Ltd.*	3,107	55,522
Impinj, Inc.*	447	71,243
MACOM Technology Solutions Holdings, Inc.*	1,043	106,334
MaxLinear, Inc.*	1,738	36,133
SiTime Corp.*	582	51,868
Tower Semiconductor Ltd. (Israel)*	3,845	126,385
Universal Display Corp.	195	30,806
		478,291
Software 7.6%
Clear Secure, Inc. (Class A Stock)	388	6,779
Descartes Systems Group, Inc. (The) (Canada)*	514	47,694
DoubleVerify Holdings, Inc.*	1,051	30,794
Intapp, Inc.*	2,543	78,630
LiveRamp Holdings, Inc.*	1,829	58,729
Q2 Holdings, Inc.*	3,208	164,859
Riskified Ltd. (Class A Stock)*	5,207	26,816
Sprout Social, Inc. (Class A Stock)*	2,883	145,447
Varonis Systems, Inc.*	2,542	111,213
		670,961
Specialized REITs 1.0%
National Storage Affiliates Trust	2,625	91,980
Specialty Retail 1.7%
Boot Barn Holdings, Inc.*	577	61,433
Citi Trends, Inc.*	1,216	26,071

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Foot Locker, Inc.	1,228	$25,604
Warby Parker, Inc. (Class A Stock)*	3,341	39,223
		152,331
Textiles, Apparel & Luxury Goods 0.7%
Kontoor Brands, Inc.	1,046	64,915
Trading Companies & Distributors 0.9%
Herc Holdings, Inc.	540	77,236

Total Long-Term Investments (cost $6,576,267)		8,428,267

Short-Term Investment 3.9%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.540%) (cost $345,517)(wb)	345,517	345,517

TOTAL INVESTMENTS 99.0% (cost $6,921,784)		8,773,784
Other assets in excess of liabilities 1.0%		84,430

Net Assets 100.0%		$8,858,214

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).